Segment Information - Summary of Segment Information (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 28, 2018
Disclosure Of Operating Segments [Line Items]
Total assets	$ 110,200	$ 510,036
Total liabilities	118,108	288,838
Capital expenditures		138,135
Net revenue		75,860
Cost of sales		56,147
Gross margin before fair value adjustments		19,713
Change in fair value of biological assets	(1,280)	30,726	$ 366
Change in fair value of biological assets realized through inventory sold		(10,685)
Gross margin	(1,280)	39,754	366
General and administrative	8,309	44,449	3,144
Other expenses		10,458
Depreciation and amortization	920	4,077	411
Share-based compensation	7,410	39,524	4,576
Asset impairment		162
Goodwill impairment		100,305
Loss from operations	(27,695)	(159,221)	(12,885)
Transaction costs		(10,069)
Finance costs	(1,797)	(28,198)	(75)
Loss on financial obligation	(27,017)	(60,308)
Other		(18,459)
Loss before income tax	$ (56,526)	(276,255)	$ (12,995)
Corporate
Disclosure Of Operating Segments [Line Items]
General and administrative		3,295
Share-based compensation		23,715
Loss from operations		(27,010)
Transaction costs		(10,069)
Loss before income tax		(37,079)
Cannabis
Disclosure Of Operating Segments [Line Items]
Total assets		375,849
Total liabilities		227,024
Capital expenditures		110,271
Net revenue		63,562
Cost of sales		46,721
Gross margin before fair value adjustments		16,841
Change in fair value of biological assets		30,340
Change in fair value of biological assets realized through inventory sold		(10,685)
Gross margin		36,496
General and administrative		35,639
Other expenses		11,417
Depreciation and amortization		595
Share-based compensation		15,809
Asset impairment		162
Loss from operations		(27,126)
Finance costs		(27,781)
Loss on financial obligation		(60,308)
Other		8
Loss before income tax		(115,207)
Ornamental Flowers
Disclosure Of Operating Segments [Line Items]
Total assets		134,187
Total liabilities		61,814
Capital expenditures		27,864
Net revenue		12,298
Cost of sales		9,426
Gross margin before fair value adjustments		2,872
Change in fair value of biological assets		386
Gross margin		3,258
General and administrative		5,515
Other expenses		(959)
Depreciation and amortization		3,482
Goodwill impairment		100,305
Loss from operations		(105,085)
Finance costs		(417)
Other		(18,467)
Loss before income tax		$ (123,969)